Bonds Payable - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	1 Months Ended						12 Months Ended
	Sep. 30, 2017 USD ($)	Jul. 31, 2015 USD ($)	Oct. 31, 2014 USD ($) $ / shares	Oct. 31, 2014 TWD ($)	Jul. 31, 2014 USD ($)	Sep. 30, 2013 USD ($)	Dec. 31, 2017 TWD ($) $ / shares	Dec. 31, 2018 USD ($)	Jul. 31, 2015 TWD ($) $ / shares	Oct. 31, 2014 TWD ($) $ / shares
Disclosure of detailed information about borrowings [line items]
Arising from equity component of convertible bonds							$ 214,022
Siliconware Precision Industries Co., Ltd. [member]
Disclosure of detailed information about borrowings [line items]
Bonds maturity period			5 years	5 years
Bonds face amount			$ 400,000
Outstanding bond			148,000
Total consideration			$ 170,434	$ 5,216,985
Consideration per share | (per share)			$ 1.67							$ 51.20
Securities transactions tax			0.30%	0.30%
Change in capital surplus			$ 12,692							$ 388,491
Unsecured overseas convertible bonds [member]
Disclosure of detailed information about borrowings [line items]
Bonds face amount						$ 400,000
Bonds maturity period						5 years
Unsecured overseas bonds conversion right exercised	$ 399,600
Early redeemed the outstanding Bonds	$ 400
Unsecured overseas convertible bonds [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Unsecured overseas bonds conversion price | $ / shares							$ 27.95
Unsecured overseas convertible bonds [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Unsecured overseas bonds conversion price | $ / shares							$ 28.96
US$200,000 thousand [member]
Disclosure of detailed information about borrowings [line items]
Bonds face amount		$ 200,000						$ 200,000
Bonds maturity period		2 years 9 months
Unsecured overseas bonds fixed exchange rate | $ / shares									$ 30.928
Arising from equity component of convertible bonds									$ 214,022
Secured Overseas Bonds One [member]
Disclosure of detailed information about borrowings [line items]
Bonds face amount					$ 300,000
Bonds maturity period					3 years
Percentage of ownership interest in subsidiary					100.00%
Annual interest rates of bonds					2.125%